Stock Options (Details Textual) - USD ($)		3 Months Ended								9 Months Ended		12 Months Ended
	Sep. 11, 2011	Mar. 31, 2017	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Arrangements with Employees and Nonemployees [Abstract]
Options exercise price as a % of FMV of underlying common stock	100.00%
Fair value of options granted												$ 2,262,000
Options exercise price as a % of FMV of underlying common stock for a individual owning 10% or more of Company	110.00%
Fair value of non-vested options										$ 1,087,000
Weighted average remaining term of non-vested options										11 months 23 days
Options granted outside of the plan										1,389
Options [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Aggregate number of shares awarded under company's plan												15,013
Options were available for future grant										4,693		2,785
Stock options [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Expected life of option grants										7 years	7 years	7 years	7 years
Dividends assumption
Amortization of employee stock options										$ 713,000	$ 1,008,000	$ 1,377,000	$ 1,424,000
Employee [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Aggregate number of option			772	2.515	228	937	3,018	1,446	526
Options vest pro-rata			48 months	48 months	48 months	48 months	48 months	48 months	48 months
Expected life of option grants			10 years	10 years	10 years	10 years	10 years	10 years	10 years
Options exercise price			$ 211.50	$ 234.00	$ 234.00				$ 702.00
Fair value of options granted			$ 81,000	$ 292,000	$ 27,000	$ 199,000	$ 1,243,000	$ 654,000	$ 162,000
Fair value of the stock option as of grant date			$ 211.50	$ 234.00	$ 234.00				$ 702.00
Employee [Member] | Minimum [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Options exercise price						$ 301.50	$ 711.00	$ 963.00
Fair value of the stock option as of grant date						301.50	711.00	963.00
Employee [Member] | Maximum [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Options exercise price						445.50	787.50	1,044.00
Fair value of the stock option as of grant date						$ 445.50	$ 787.50	$ 1,044.00
Employees and consultants [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Total options granted at end of period										10,320
Employees and directors [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Options vest pro-rata		48 months
Expected life of option grants		10 years
Options exercise price		$ 117.00
Fair value of options granted		$ 51,000
Fair value of the stock option as of grant date		$ 117.00
Total options granted at end of period		854